RESEARCH AND DEVELOPMENT (Tables)	9 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT [Abstract]
Future minimum payments
2013 (remainder of the fiscal year)	$15,000
2014	30,000
2015	30,000
2016	30,000

$105,000